Employee Benefit Plan	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Employee Benefit Plan

The Company has an employee savings plan (the “Plan”) pursuant to Section 401(k) of the Internal Revenue Code (the “Code”), covering all of its employees. Participants in the Plan may contribute a percentage of compensation, but not in excess of the maximum allowed under the Code. The Company may make contributions at the discretion of its Board of Directors. During the years ended December 31, 2013 and 2012, the Company made no contributions to the Plan.